SHARE-BASED PAYMENTS (Details Narrative) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 31, 2023	May 10, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 31, 2023	Jan. 11, 2023	Nov. 29, 2022	May 05, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 6,562.50						$ 471.50
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term							5 years 5 months 19 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period							20,555
[custom:ClassOfWarrantOrRightNumberOfSecuritiesExercised]	2,476
Proceeds from Warrant Exercises	$ 1,167,566
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price							$ 452,500.00	$ 452,500.00
Share Price	$ 486.50
Share-Based Payment Arrangement, Expense			$ 1,061	$ 101,417	$ 169,261	$ 308,511	$ 408,810	$ 479,038
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount			$ 353		$ 353		$ 169,190
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition					10 days		5 months 15 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number							31	31
General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Expense							$ 351,214	$ 421,442
Selling and Marketing Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Expense					$ 23,998	$ 43,197	$ 57,596	$ 57,596
IPO [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share Price													$ 1,250.00
Omnibus Incentive Stock Plan 2020 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance							26
Omnibus Incentive Stock Plan 2020 [Member] | IPO [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross									22
Common Stock, Capital Shares Reserved for Future Issuance								5
Incentive Stock Plan 2013 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized								239
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant							7
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period							4 years
July 22, 2022 Year [Member] | Securities Purchase Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 760
July 28, 2022 Year [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								553
July 28, 2022 Year [Member] | Securities Purchase Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 565
Maximum [Member] | Omnibus Incentive Stock Plan 2020 [Member] | IPO [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share Price									$ 20,750
Minimum [Member] | Omnibus Incentive Stock Plan 2020 [Member] | IPO [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share Price									$ 19,250
Placement Agent [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 608
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period							771
Pre Funded Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross							642	33,004
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 471.50
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	9,638										16,043
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period							9,638
Warrants and Rights Outstanding, Term							5 years 6 months
[custom:ClassOfWarrantOrRightNumberOfSecuritiesExercised]							9,638
Pre Funded Warrant [Member] | Securities Purchase Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights												33,004
Pre Funded Warrant [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants and Rights Outstanding, Term							5 years
Pre Funded Warrant [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants and Rights Outstanding, Term							1 year 6 months
Pre Funded Warrant [Member] | Placement Agent [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 6,562.50		$ 4,750.00
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								3,931
[custom:ClassOfWarrantOrRightNumberOfSecuritiesExercised]							2,476
Proceeds from Warrant Exercises							$ 1,167,566
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross							1,022
Placement Agent Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross							77	2,727
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 6,117.50	$ 344.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term							5 years	5 years
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsExercisableContractualTerm]								180 days
Placement Agent Warrant [Member] | Placement Agent [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants and Rights Outstanding, Term							5 years 6 months
Aggregate Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							122	9,390
[custom:ExercisePriceOfAdditionalUnits]							$ 6,562.50	$ 213
Derivative Instruments in Hedges, Liabilities, at Fair Value								$ 164,200
Common Stock Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 580.00		$ 580.00		1,270.20	$ 10,462.50
Common Stock Warrant [Member] | April Notes [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 6,100
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							252
Underwriters Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 1,625
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		299
[custom:PercentageOfWarrantsPerShare]		130.00%
Common Stock Warrants Funding Platform Preferred Stock Raise [Member] | July 22, 2022 Year [Member] | Securities Purchase Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								822
Class B Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross								36,364
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term								5 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price								$ 262.50
Class C Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross								36,364
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term								13 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price								$ 262.50
Merchant Cash Advance [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								880
[custom:ExercisePriceOfAdditionalUnits]								$ 250.00